Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity	Shareholders' EquityOn April 15, 2021, we declared a quarterly distribution of $0.15 per common share for the first quarter of 2021, or approximately $1,530, to shareholders of record on April 26, 2021. We expect to pay this distribution on or about May 20, 2021.

Note E

Capital Share Transactions

As of December 31, 2020, 10,202,009 common shares, $.001 par value per share, were issued and outstanding. The Trust had no capital stock transactions during the year ended December 31, 2020.